Related party transactions	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Related party transactions

13. Related party transactions:

For the quarter ended September 30, 2024, the Company has the following related party transactions:

	Nine Months ended September 30, 2024	Nine Months ended September 30, 2023	Three Months ended September 30, 2024	Three Months ended September 30, 2023

Directors fees	$7,510	$5,999	$1,994	$1,999
Salaries, wages, consultants and benefits	503,114	500,180	169,988	183,401
Selling and marketing	45,810	50,631	14,112	7,397
Stock-based compensation (Note 9)	105,030	119,864	40,648	48,944
Software technology development (Note 7)	180,620	173,733	59,414	38,858
Closing balance for the period	$842,084	$850,407	$286,156	$280,599

The Company has liabilities of $62,604 (December 31, 2023 - $79,852) as at September 30, 2024, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the period ended March 31, 2024, the Company granted 1,056,250 options with an exercise price of CAD$0.20 ($0.14) to current directors and officers of the Company.

During the year ended December 31, 2023, the Company granted 400,000 options with an exercise price of CAD$0.30 ($0.22) per share to current directors and officers of the Company.

The related party transactions are in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2024 and 2023

(Unaudited)